Audit Information	12 Months Ended
Dec. 31, 2025
Auditor Information [Abstract]
Auditor Name	PricewaterhouseCoopers Accountants N.V.
Auditor Firm ID	1395
Auditor Location	Amsterdam, The Netherlands